Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Operating expenses, including compensation, allocated by Allstate Insurance Company	$ 39,000	$ 44,100	$ 54,200
Reserve for annuities issued	2,095,316	2,280,356
Ceded premium related to structured settlement annuities	12,362	12,782	15,510
Maximum amount of loans Corporation will have outstanding to all eligible subsidiaries at any given point in time	1,000,000
Allstate Insurance Company ("AIC")
Related Party Transaction [Line Items]
Reserve for annuities issued	1,410,000	1,410,000
Allstate Insurance Company ("AIC") | Life contingent structured settlement
Related Party Transaction [Line Items]
Structured settlement annuities issued			900
Allstate Distributors Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Promotion and marketing expense	23	7	14
Allstate Financial Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Commission and other distribution expenses	233	166	246
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Reserve for annuities issued	624,500	642,400
Ceded premium related to structured settlement annuities	3,400	3,400	$ 3,500
Carrying value of structured settlement reinsurance treaty	$ 82,800	$ 84,600